Aug. 05, 2016
James Alpha Global Enhanced Real Return Portfolio
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

A series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES (Ticker: GRRIX)

CLASS A SHARES (Ticker: GRRAX)

CLASS C SHARES (Ticker: GRRCX)

Supplement dated August 5, 2016 to the Prospectus

dated December 29, 2015 (the “Prospectus”)

Please be advised that, effective immediately, the following changes are made to the Prospectus:

The name of the James Alpha Global Enhanced Real Return Portfolio is changed to the James Alpha Macro Portfolio. Consequently, all references to the James Alpha Global Enhanced Real Return Portfolio in the Prospectus are deleted and replaced with James Alpha Macro Portfolio (the “Portfolio”).

Please retain this supplement for future reference.